Derivative Liabilities (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($)
Reclassification to additional paid in capital	$ 239,000
Conversion Option [Member]
Conversion option liability (beginning balance)	19,406
Reclassification to additional paid in capital	(25,494)
Loss on changes in fair market value of conversion option liability	6,088
Net conversion option liability